Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
ASSETS:
Cash		$ 5,162
Due from a related party		2,287	12,845
TOTAL CURRENT ASSETS		7,449	12,845
Investments in subsidiaries		8,784,925
TOTAL ASSETS		8,792,374	12,845
LIABILITIES
Due to subsidiaries, net			7,566,778
TOTAL LIABILITIES			7,566,778
EQUITY (DEFICIT):
Ordinary shares, value	[1]
Additional paid in capital		17,643,391	19,145
Statutory reserves		964,363	857,370
Accumulated deficits		(9,006,610)	(6,760,297)
Accumulated other comprehensive loss		(817,948)	(1,676,651)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)		8,792,374	(7,553,933)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		8,792,374	12,845
Class A Ordinary Shares
EQUITY (DEFICIT):
Ordinary shares, value		7,163	4,485
Class B Ordinary Shares
EQUITY (DEFICIT):
Ordinary shares, value		$ 2,015	$ 2,015

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.